Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	[1]	$ 165,508
Exchange differences		1,536	$ 4,877
Deferred income tax liabilities, ending balance		182,377	165,508	[1]
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	[1]	13,664
Others		(159)	(705)
Tax credit relating to cash flow hedge		(5,728)	(6,755)
Exchange differences		1,536	4,877
Deferred income tax assets, ending balance		19,821	13,664	[1]
Deferred income tax assets	[1]	13,664	13,664
Others		(159)	(705)
Tax credit relating to cash flow hedge		5,728	6,755
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(1,536)	(4,877)
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		296,111	288,411
Charged/(credited) to the statement of income		16,116	31,049
Acquisition of subsidiary			3,603
Effect of adoption of fair value valuation for farmlands		11,790	(10,480)
Disposals of subsidiaries		(3,513)	(3,730)
Exchange differences		28,780	12,742
Deferred income tax liabilities, ending balance		291,724	296,111
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		16,116	31,049
Exchange differences		28,780	12,742
Charged/(credited) to the statement of income		16,116	31,049
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(28,780)	(12,742)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		6,631	9,563
Exchange differences		(27,244)	(7,865)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		144,267	136,431
Charged/(credited) to the statement of income		6,631	9,563
Acquisition of subsidiaries		(55)	88
Others		(159)	(705)
Tax credit relating to cash flow hedge		5,728	6,755
Exchange differences		(27,244)	(7,865)
Deferred income tax assets, ending balance		129,168	144,267
Deferred income tax assets		129,168	136,431
Charged/(credited) to the statement of income		6,631	9,563
Acquisition of subsidiaries		(55)	88
Others		(159)	(705)
Tax credit relating to cash flow hedge		(5,728)	(6,755)
Increase (decrease) through net exchange differences, deferred tax liability (asset)		27,244	7,865
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		4,941	(604)
Exchange differences		(1,152)	(126)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		3,237	3,960
Charged/(credited) to the statement of income		4,941	(604)
Acquisition of subsidiaries		0	7
Others		0	0
Tax credit relating to cash flow hedge		0	0
Exchange differences		(1,152)	(126)
Deferred income tax assets, ending balance		7,026	3,237
Deferred income tax assets		7,026	3,237
Charged/(credited) to the statement of income		4,941	(604)
Acquisition of subsidiaries		0	7
Others		0	0
Tax credit relating to cash flow hedge		0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		1,152	126
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(5,843)	8,017
Exchange differences		(20,363)	(3,707)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		91,419	80,220
Charged/(credited) to the statement of income		(5,843)	8,017
Acquisition of subsidiaries		0	134
Others		0	0
Tax credit relating to cash flow hedge		5,728	(6,755)
Exchange differences		(20,363)	(3,707)
Deferred income tax assets, ending balance		70,941	91,419
Deferred income tax assets		70,941	91,419
Charged/(credited) to the statement of income		(5,843)	8,017
Acquisition of subsidiaries		0	134
Others		0	0
Tax credit relating to cash flow hedge		(5,728)	6,755
Increase (decrease) through net exchange differences, deferred tax liability (asset)		20,363	3,707
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(835)	(1,214)
Exchange differences		0	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		3,383	5,302
Charged/(credited) to the statement of income		(835)	(1,214)
Acquisition of subsidiaries		0	0
Others		(60)	(705)
Tax credit relating to cash flow hedge		0	0
Exchange differences		0	0
Deferred income tax assets, ending balance		2,488	3,383
Deferred income tax assets		2,488	3,383
Charged/(credited) to the statement of income		(835)	(1,214)
Acquisition of subsidiaries		0	0
Others		(60)	(705)
Tax credit relating to cash flow hedge		0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		0	0
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(4,508)	(117)
Exchange differences		0	31
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		4,508	4,594
Charged/(credited) to the statement of income		(4,508)	(117)
Acquisition of subsidiaries		0	0
Others		0	0
Tax credit relating to cash flow hedge		0	0
Exchange differences		0	31
Deferred income tax assets, ending balance		0	4,508
Deferred income tax assets		0	4,508
Charged/(credited) to the statement of income		(4,508)	(117)
Acquisition of subsidiaries		0	0
Others		0	0
Tax credit relating to cash flow hedge		0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		0	(31)
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		(21,141)	772
Exchange differences		3,731	(2,902)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		40,172	42,355
Charged/(credited) to the statement of income		(21,141)	772
Acquisition of subsidiaries		(55)	(53)
Others		(99)	0
Tax credit relating to cash flow hedge		0	0
Exchange differences		3,731	(2,902)
Deferred income tax assets, ending balance		22,608	40,172
Deferred income tax assets		22,608	40,172
Charged/(credited) to the statement of income		(21,141)	772
Acquisition of subsidiaries		(55)	(53)
Others		(99)	0
Tax credit relating to cash flow hedge		0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(3,731)	2,902
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income		34,017	2,709
Exchange differences		(9,460)	(1,161)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance		1,548
Charged/(credited) to the statement of income		34,017	2,709
Acquisition of subsidiaries		0	0
Others		0	0
Tax credit relating to cash flow hedge		0	0
Exchange differences		(9,460)	(1,161)
Deferred income tax assets, ending balance		26,105	1,548
Deferred income tax assets		26,105	1,548
Charged/(credited) to the statement of income		34,017	2,709
Acquisition of subsidiaries		0	0
Others		0	0
Tax credit relating to cash flow hedge		0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)		9,460	1,161
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		280,859	270,583
Charged/(credited) to the statement of income		11,581	31,745
Acquisition of subsidiary			3,603
Effect of adoption of fair value valuation for farmlands		11,521	(10,480)
Disposals of subsidiaries		(3,513)	(3,730)
Exchange differences		28,920	10,862
Deferred income tax liabilities, ending balance		271,528	280,859
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		11,581	31,745
Exchange differences		28,920	10,862
Charged/(credited) to the statement of income		11,581	31,745
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(28,920)	(10,862)
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		11,907
Deferred income tax liabilities, ending balance			11,907
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance			11,954
Charged/(credited) to the statement of income		(1,928)	331
Acquisition of subsidiary			0
Effect of adoption of fair value valuation for farmlands		269	0
Disposals of subsidiaries		0	0
Exchange differences		370	378
Deferred income tax liabilities, ending balance		9,878
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		(1,928)	331
Exchange differences		370	378
Charged/(credited) to the statement of income		(1,928)	331
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(370)	(378)
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		4,179	3,466
Charged/(credited) to the statement of income		6,463	912
Acquisition of subsidiary			0
Effect of adoption of fair value valuation for farmlands		0	0
Disposals of subsidiaries		0	0
Exchange differences		(510)	199
Deferred income tax liabilities, ending balance		11,152	4,179
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		6,463	912
Exchange differences		(510)	199
Charged/(credited) to the statement of income		6,463	912
Increase (decrease) through net exchange differences, deferred tax liability (asset)		510	(199)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		834	2,408
Charged/(credited) to the statement of income		0	(1,939)
Acquisition of subsidiary			0
Effect of adoption of fair value valuation for farmlands		0	0
Disposals of subsidiaries		0	0
Exchange differences		0	1,303
Deferred income tax liabilities, ending balance		834	834
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income		0	(1,939)
Exchange differences		0	1,303
Charged/(credited) to the statement of income		0	(1,939)
Increase (decrease) through net exchange differences, deferred tax liability (asset)		$ 0	$ (1,303)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.